Business segment information (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Jan. 01, 2019 USD ($)
Disclosure of Reporting Segment [Line Items]
Number of business segments (in segments) | segment	2
Lease liabilities	$ 17,733	$ 18,799
Description of percentage of revenue that either of the segments had exceeded	As of December 31, 2021, 2020, and 2019, respectively, the Bank has no customer, either individually or as group of companies, that represents more than 10% of total revenues.	As of December 31, 2021, 2020, and 2019, respectively, the Bank has no customer, either individually or as group of companies, that represents more than 10% of total revenues.	As of December 31, 2021, 2020, and 2019, respectively, the Bank has no customer, either individually or as group of companies, that represents more than 10% of total revenues.
IFRS 16
Disclosure of Reporting Segment [Line Items]
Transfer to right-of-use asset				$ 17,400
Lease liabilities				$ 20,900